Expense Example, No Redemption - Insight Fund	Dec. 31, 2025 USD ($)
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 637
Expense Example, No Redemption, 3 Years	874
Expense Example, No Redemption, 5 Years	1,130
Expense Example, No Redemption, 10 Years	1,860
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class L
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,976
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,029
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
(Morgan Stanley Insight Fund - Class IR) | Class IR
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	2,406
Expense Example, No Redemption, 5 Years	4,414
Expense Example, No Redemption, 10 Years	$ 8,333